Investment in Equity Investees (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Investment in Equity Investees
Investment in equity investees	$ 11,020	$ 10,865
Shanghai Hutchison Pharmaceuticals Limited
Investment in Equity Investees
Investment in equity investees	6,574	5,140
ImageneBio, Inc.
Investment in Equity Investees
Investment in equity investees	$ 4,446	$ 5,725